Submission	Jun. 25, 2026
Submission [Line Items]
Central Index Key	0001657788
Registrant Name	Kimbell Royalty Partners, LP
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES